Accounts Receivable and Notes Receivable, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Accounts receivable, Net [Abstract]
Doubtful accounts provision	$ 1,760,973	$ 506,460